Commitments and Contingencies (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Operating leases, 2017		$ 104,440
Operating leases, 2018		52,978
Operating leases, Total	$ 131,684	157,418
All other operating commitments, 2017		2,761,501
All other operating commitments, Total		2,761,501
Total commitments, 2017		2,865,941
Total commitments, 2018		52,978
Total commitments, Total		$ 2,918,919